Securities (Tables)	12 Months Ended
Dec. 31, 2015
Securities [Abstract]
Securities Available for Sale

The amortized cost and fair value of securities as of December 31, 2015 and 2014, by contractual maturity, are shown below (in thousands). Expected maturities may differ from contractual maturities because the securities may be called or prepaid with or without prepayment penalties.

	December 31, 2015
Securities Available for Sale			Gross	Gross
	Amortized	Fair	Unrealized	Unrealized
Type and maturity	Cost	Value	Gains	Losses
Obligations of U.S. Government agencies and corporations
Within one year	$1,000	$1,003	$3	$-
After one year but within five years	24,489	24,264	19	(244)
After five years but within ten years	7,495	7,465	7	(37)
	32,984	32,732	29	(281)
Obligations of state and political subdivisions
Within one year	5,756	5,771	15	-
After one year but within five years	16,070	16,151	101	(20)
After five years but within ten years	7,204	7,282	78	-
After ten years	330	331	1	-
	29,360	29,535	195	(20)
Mortgage-backed securities	88,159	87,741	213	(631)
Equity securities	1,692	2,319	645	(18)
Total	$152,195	$152,327	$1,082	$(950)

	December 31, 2014
Securities Available for Sale			Gross	Gross
	Amortized	Fair	Unrealized	Unrealized
Type and maturity	Cost	Value	Gains	Losses
Obligations of U.S. Government agencies and corporations
Within one year	$4,510	$4,566	$56	$-
After one year but within five years	39,110	38,723	31	(418)
After five years but within ten years	6,996	6,812	1	(185)
	50,616	50,101	88	(603)
Obligations of state and political subdivisions
Within one year	9,903	9,934	31	-
After one year but within five years	16,822	16,853	78	(47)
After five years but within ten years	8,609	8,748	143	(4)
After ten years	340	338	-	(2)
	35,674	35,873	252	(53)
Mortgage-backed securities	55,123	55,429	367	(61)
Equity securities	1,055	1,500	475	(30)
Total	$142,468	$142,903	$1,182	$(747)

Summary of Proceeds and Realized Gain/(Loss)

Following is a summary of proceeds received from all investment securities transactions and the resulting realized gains and losses (in thousands):

		Years Ended December 31,
	2015	2014	2013
Gross proceeds from sales of securities	$53,213	$14,631	$-
Securities available for sale:
Gross realized gains from sold and called securities	$83	$43	$-
Gross realized losses from sold and called securities	(70)	(34)	(2)

Schedule of Gross Unrealized Losses and Fair Value

The following table shows gross unrealized losses and fair value, aggregated by category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2015 (in thousands):

	Unrealized Losses at December 31, 2015

	Less Than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
Obligations of U.S. Government
agencies and corporations	$10,887	$(102)	$12,814	$(179)	$23,701	$(281)
Obligations of state and political
subdivisions	7,469	(13)	692	(7)	8,161	(20)
Mortgage-backed securities	57,454	(631)	-	-	57,454	(631)
Debt securities	75,810	(746)	13,506	(186)	89,316	(932)

Equity securities	62	(3)	75	(15)	137	(18)

Total temporarily impaired securities	$75,872	$(749)	$13,581	$(201)	$89,453	$(950)

The following table shows gross unrealized losses and fair value, aggregated by category and length of time that individual securities had been in a continuous unrealized loss position, at December 31, 2014 (in thousands):

	Unrealized Losses at December 31, 2014

	Less Than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
Obligations of U.S. Government
agencies and corporations	$6,998	$(26)	$32,515	$(577)	$39,513	$(603)
Obligations of state and political
subdivisions	5,592	(33)	2,426	(20)	8,018	(53)
Mortgage-backed securities	13,550	(60)	95	(1)	13,645	(61)
Debt securities	26,140	(119)	35,036	(598)	61,176	(717)

Equity securities	31	(2)	179	(28)	210	(30)

Total temporarily impaired securities	$26,171	$(121)	$35,215	$(626)	$61,386	$(747)